EMPLOYEE BENEFITS & SHARE-BASED COMPENSATION PLANS (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Vesting period (years)	5 years	5 years
Expiration date (years)	10 years	10 years
Expected volatility	21.23%	21.53%
Expected life (years)	7 years 6 months	7 years 6 months
Expected dividend yield	0.00%	0.00%
Risk free interest rate	2.97%	2.25%
Fair value per option	$ 8.71	$ 7.05